Disclosure of detailed information about cash and cash equivalents (Details)	12 Months Ended
Dec. 31, 2017 USD ($)
Statement [Line Items]
Cash And Cash Equivalents Disclosure Of Detailed Information About Cash And Cash Equivalents 1	$ 38,782
Cash And Cash Equivalents Disclosure Of Detailed Information About Cash And Cash Equivalents 2	70,893
Cash And Cash Equivalents Disclosure Of Detailed Information About Cash And Cash Equivalents 3	495
Cash And Cash Equivalents Disclosure Of Detailed Information About Cash And Cash Equivalents 4	1,424
Cash And Cash Equivalents Disclosure Of Detailed Information About Cash And Cash Equivalents 5	39,277
Cash And Cash Equivalents Disclosure Of Detailed Information About Cash And Cash Equivalents 6	$ 72,317